Additional Information of Statement of Cash Flows - Changes in Liabilities Arising from Financial Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	₩ 5,486,333	₩ 7,487,780
Changes from financing cash flows	35,525	(2,194,727)
Changes arising from obtaining or losing control of subsidiaries or other business		(45,589)
The effect of changes in foreign exchange rates	(327,463)	238,869
Ending	5,194,395	5,486,333
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	14,955,280	12,721,490
Changes from financing cash flows	766,330	1,900,132
Changes arising from obtaining or losing control of subsidiaries or other business		(88,966)
The effect of changes in foreign exchange rates	(432,082)	415,028
Interest expenses	13,684	7,596
Ending	15,303,212	14,955,280
Dividend payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	3,105	8,673
Changes from financing cash flows	(675,684)	(962,712)
Changes arising from obtaining or losing control of subsidiaries or other business		324
The effect of changes in foreign exchange rates		(649)
Decrease in retained earnings	607,411	889,900
Decrease in non-controllinginterest	67,871	67,569
Ending	2,703	3,105
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	675,470	94,754
Changes from financing cash flows	(217,312)	(167,427)
The effect of changes in foreign exchange rates	(29,728)	(1,867)
Interest expenses	10
Increase in lease assets	311,235	72,640
Initial application of IFRS No.16		677,370
Ending	739,675	675,470
Derivatives that hedge long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	15,524	83,523
Changes from financing cash flows	4,096	7,657
Changes in fair values	159,368	(75,656)
Ending	₩ 178,988	₩ 15,524